Related Party Transactions - Additional Information (Detail)				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 17, 2021 USD ($)	May 01, 2020 shares	Jul. 19, 2019 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2021	Jun. 16, 2021 USD ($)	May 01, 2021 shares	Jan. 25, 2021 shares	Dec. 27, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Mar. 06, 2018
Disclosure Of Related Party Transactions [Line Items]
Notional amount															$ 386,190
Interest rate																	9.62%
Sales and marketing expense				$ 747,630	$ 163,135	$ 1,196,575	$ 304,790	$ 973,695	$ 365,820	$ 65,840
General and administrative expense									316,401	355,361
Professional fees expense				3,559,716	567,918	6,433,755	3,002,052	7,688,520	2,962,261	546,647
Key management personnel compensation, directors fees				95,379	61,600	172,879	110,966	260,284	181,383	$ 75,285
Anthony Tse [Member]
Disclosure Of Related Party Transactions [Line Items]
Professional Fees Expense Monthly Payment			$ 4,700
Professional fees expense								56,400
Promissory Notes [Member]
Disclosure Of Related Party Transactions [Line Items]
Notional amount												$ 7,000,000
Interest rate												10.00%
Rick Findlay [Member]
Disclosure Of Related Party Transactions [Line Items]
Professional fees expense								0	1,332
Immediate Family Member Of Chief Executive Officer [Member]
Disclosure Of Related Party Transactions [Line Items]
Amounts Payable, Related Party Transactions, Monthly Lease Payment																$ 4,500
Rental expense				0	11,155	6,358	17,353	39,866	35,505
Sales and marketing expense				11,486	4,415	45,265	23,688	46,640	5,405
General and administrative expense				25,252	22,153	47,355	58,279	103,040	46,515
Immediate Family Member of Chief Executive Chairman [Member]
Disclosure Of Related Party Transactions [Line Items]
Sales and marketing expense				105,372	69,347	107,472	97,005	$ 145,851	$ 42,739
Beneficial Owner [Member]
Disclosure Of Related Party Transactions [Line Items]
Amounts Payable, Related Party Transactions, Fees Payable In Shares, Maximum | shares		12,000											12,000
Amounts Payable Related Party Transactions Fees Payable in Shares | shares		1,000
Number of Shares Issued in Settlement of Liabilities to Related Party Related Party Transactions | shares		12,000												10,000
Director [Member] | Anthony Tse [Member]
Disclosure Of Related Party Transactions [Line Items]
Professional Fees Expense Monthly Payment			$ 4,700
Professional fees expense					$ 14,100	$ 14,100	$ 28,200
Chief Executive Officer [Member] | Promissory Notes [Member]
Disclosure Of Related Party Transactions [Line Items]
Interest rate											10.00%
Borrowings Repurchased Amount	$ 7,113,151
Atria Limited [Member] | Beneficial Owner [Member]
Disclosure Of Related Party Transactions [Line Items]
Proportion of Ownership Interest In Entity by Related Party		5.00%
Number of Shares Issued in Settlement of Liabilities to Related Party Related Party Transactions | shares		8,000
Pella Ventures An Affiliated Of Atria [Member] | Beneficial Owner [Member]
Disclosure Of Related Party Transactions [Line Items]
Number of Shares Issued in Settlement of Liabilities to Related Party Related Party Transactions | shares		2,000
Director of Li Cycle [Member] | Beneficial Owner [Member]
Disclosure Of Related Party Transactions [Line Items]
Number of Shares Issued in Settlement of Liabilities to Related Party Related Party Transactions | shares		2,000